Condensed Financial Information of the Parent Company - Summary of Parent Company Income Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (601,702)	$ (94,420)	¥ (379,892)	¥ (238,648)
Total operating expenses	(2,163,680)	(339,529)	(1,564,233)	(1,151,243)
Interest income	71,942	11,289	77,118	78,612
Foreign exchange (loss) gain	37,822	5,935	188,800	(38,961)
Other (expenses) income, net	95,047	14,915	(10,810)	6,612
Loss before income taxes	(1,576,015)	(247,311)	(947,294)	(1,102,196)
Income tax expense	(15,741)	(2,470)	(14,904)	(9,003)
Net loss attributable to Kingsoft Cloud Holdings Limited	(1,588,712)	(249,303)	(962,259)	(1,111,199)
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,728,154)	(271,184)	(1,515,047)	(1,046,601)
Accretion to redemption value of redeemable convertible preferred shares	0	0	(19,768)	(49,725)
Comprehensive loss attributable to ordinary shareholders	(1,728,154)	(271,184)	(1,534,815)	(1,096,326)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(40,913)	(6,420)	(27,052)	(6,734)
Total operating expenses	(40,913)	(6,420)	(27,052)	(6,734)
Interest income	15,224	2,389	10,199	52,829
Foreign exchange (loss) gain	10,198	1,601	30,931	(8,174)
Other (expenses) income, net	9,889	1,552	5,377	(300)
Share of losses of subsidiaries and the VIEs	(1,582,142)	(248,273)	(981,093)	(1,145,405)
Loss before income taxes	(1,587,744)	(249,151)	(961,638)	(1,107,784)
Income tax expense	(968)	(152)	(621)	(3,415)
Net loss attributable to Kingsoft Cloud Holdings Limited	(1,588,712)	(249,303)	(962,259)	(1,111,199)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(139,442)	(21,881)	(552,788)	64,598
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,728,154)	(271,184)	(1,515,047)	(1,046,601)
Accretion to redemption value of redeemable convertible preferred shares	0	0	(19,768)	(49,725)
Comprehensive loss attributable to ordinary shareholders	¥ (1,728,154)	$ (271,184)	¥ (1,534,815)	¥ (1,096,326)